Share Based Compensation (Details) - Schedule of options to services providers and advisers outstanding	12 Months Ended
Dec. 31, 2020 $ / shares shares
Providers and advisers [Member]
Share Based Compensation (Details) - Schedule of options to services providers and advisers outstanding [Line Items]
Number of options, Outstanding at beginning of year | shares
Weighted average Exercise price NIS, Outstanding at beginning of year | $ / shares
Number of options, Granted | shares	230,280
Weighted average Exercise price NIS, Granted | $ / shares	$ 0.37
Number of options, Expired | shares	(64,293)
Weighted average Exercise price NIS, Expired | $ / shares	$ 0.37
Number of options, Forfeited | shares
Weighted average Exercise price NIS, Forfeited | $ / shares
Number of options, Outstanding at ending of period | shares	165,987
Weighted average Exercise price NIS, Outstanding at ending of period | $ / shares	$ 0.37
Number of options, Exercisable options | shares	106,742
Weighted average Exercise price NIS, Exercisable options | $ / shares	$ 0.37
Employees [Member]
Share Based Compensation (Details) - Schedule of options to services providers and advisers outstanding [Line Items]
Number of options, Outstanding at beginning of year | shares
Weighted average Exercise price NIS, Outstanding at beginning of year | $ / shares
Number of options, Granted | shares	305,120
Weighted average Exercise price NIS, Granted | $ / shares	$ 0.37
Number of options, Expired | shares	(4,701)
Weighted average Exercise price NIS, Expired | $ / shares	$ 0.37
Number of options, Forfeited | shares	(4,387)
Weighted average Exercise price NIS, Forfeited | $ / shares	$ 0.37
Number of options, Outstanding at ending of period | shares	296,032
Weighted average Exercise price NIS, Outstanding at ending of period | $ / shares	$ 0.37
Number of options, Exercisable options | shares	233,478
Weighted average Exercise price NIS, Exercisable options | $ / shares	$ 0.37